Derivatives (Tables)	12 Months Ended
Apr. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, May 1, 2010	$740,269	$-	$590,640	$-	$-	$-	$1,330,909
Preferred B Option (b)	-	-	10,894	-	-	-	10,894
Consulting Warrants (c)	-	-	-	-	-	166,810	166,810
Senior I Notes (note 10)	-	-	-	327,790	926,720	-	1,254,510
Senior II Notes (note 10)	-	-	-	627,830	881,350	-	1,509,180
Junior Notes (note 10)	-	-	-	927,580	-	-	927,580
Conversion of Senior I Notes	-	-	-	(84,530)	-	-	(84,530)
Change in fair value	2,479,431	-	4,520,760	1,070,960	988,820	324,570	9,384,541
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618

Fair Values of Derivative Instruments Weighted Average Assumptions

The fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.27%-1.01%	0.34%-1.01%	0.32%-0.38%	0.20%-0.78%	0.20%-0.90%
Expected volatility	100%-104%	100%-104%	104%	104%-113%	104%-122%
Expected life	2.3-3.3 years	2.0-5 years	1.2-1.4 years	1.2-2.5 years	1.2-2.6 years

Summary of Derivative Warrants Outstanding and Exercisable

The following table summarizes derivative warrants outstanding and exercisable as at April 30, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.33 years
Preferred B Warrants	15,399,125	0.20	4.10 years
Senior I Warrants	12,500,000	0.20	1.25 years
Senior II Warrants	9,200,000	0.25	1.75 years
Consulting Warrants	2,720,000	0.25	1.56 years
	59,069,125	$0.21	2.50 years

Summary of Warrants

During 2010, the Company issued the warrants to consultants for professional services:

					Fair Value
Date of Issue	Number of Warrants	Exercise Price		Expiry Date	Issue Date	April 30 012
July 30, 2010	720,000	$0.25	(1)	July 30, 2013	$81,510	$1,731
December 28, 2010	2,000,000	$0.25		December 28, 2013	85,300	9,053
	2,720,000				$166,810	$10,789

(1)        On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.